10-Q GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill of $140,287,000 was recognized as a result of the Business Combination, which represents the excess fair value of consideration over the fair value of the underlying net assets, largely arising from the extensive industry expertise that has been established by Abacus. This was considered appropriate based on the determination that the Abacus Merger would be accounted for as a business acquisition under ASC 805. The estimates of fair value are based upon preliminary valuation assumptions believed to be reasonable, but which are inherently uncertain and unpredictable. Refer to Note 3, Business Combination, for further discussion.
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at December 31, 2023	$—	$—	$140,287,000
Additions	—	—	—
Goodwill at March 31, 2024	$—	$—	$140,287,000
Intangible Assets acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of March 31, 2024 are as follows:

Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$(1,890,000)	$10,710,000
Customer Relationships - Financial Relationships	11,000,000	(1,031,250)	9,968,750
Internally Developed and Used Technology—APA	1,600,000	(600,000)	1,000,000
Internally Developed and Used Technology—Market Place	100,000	(25,000)	75,000
Non-Compete Agreements	4,000,000	(1,500,000)	2,500,000
Balance at March 31, 2024	$29,300,000	$(5,046,250)	$24,253,750
Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at March 31, 2024	$32,900,000	$(5,046,250)	$27,853,750
Substantially all intangible assets with finite useful lives are subject to amortization when they are available for their intended use. Amortization expense for definite lived intangible assets was $1,667,109 and $— for the three months ended March 31, 2024 and 2023, respectively.
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

2024 remaining	$5,046,250
2025	5,328,333
2026	3,911,667
2027	3,895,000
2028	2,635,000
Thereafter	3,437,500
Total	$24,253,750
The Company also had other insignificant intangible assets of $194,278 and $87,297, net of related amortization, as of March 31, 2024 and December 31, 2023, respectively.
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill of $140,287,000 was recognized as a result of the Business Combination, which represents the excess fair value of consideration over the fair value of the underlying net assets, largely arising from the extensive industry expertise that has been established by Abacus. This was considered appropriate based on the determination that the Abacus Merger would be accounted for as a business acquisition under ASC 805. The estimates of fair value are based upon preliminary valuation assumptions believed to be reasonable, but which are inherently uncertain and unpredictable. Refer to Note 3, Business Combination, for further details.
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at January 1, 2023	$—	$—	$—
Additions	—	—	140,287,000
Goodwill at December 31, 2023	$—	$—	$140,287,000
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$1,260,000	$11,340,000
Customer Relationships - Financial Relationships	11,000,000	687,500	10,312,500
Internally Developed and Used Technology—APA	1,600,000	400,000	1,200,000
Internally Developed and Used Technology—Market Place	100,000	16,667	83,333
Non-Compete Agreements	4,000,000	1,000,000	3,000,000
Balance at December 31, 2023	$29,300,000	$3,364,167	$25,935,833

Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at December 31, 2023	$32,900,000	$3,364,167	$29,535,833
Substantially all intangible assets with finite useful lives are subject to amortization when they are available for their intended use. Amortization expense for definite lived intangible assets was $3,364,167 and $— for the years ended December 31, 2023 and 2022, respectively.
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

2024	$6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
2028	2,635,000
Thereafter	3,437,500
Total	$25,935,833
The Company also has other insignificant intangible assets of $87,297 as of December 31, 2023.
The Company performed the annual goodwill impairment test as of October 1, 2023, which was a qualitative evaluation, and no impairment charges were recorded. The estimated fair value of the Originations reporting unit exceeded its carrying value at the date of its most recent fair value estimate.